Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2021 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—31.6%
	AUSTRALIAN DOLLAR—1.5%
	Sovereign—1.5%
$120,000	Australia, Government of, Series 128, 5.750%, 7/15/2022	$92,156
100,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	78,413
475,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	389,501
530,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	384,540
	TOTAL	944,610
	BRITISH POUND—5.0%
	Sovereign—5.0%
600,000	United Kingdom, Government of, 2.750%, 9/7/2024	887,721
200,000	United Kingdom, Government of, 3.250%, 1/22/2044	394,237
110,000	United Kingdom, Government of, 4.250%, 12/7/2027	187,075
200,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	400,168
660,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	994,421
180,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	337,456
	TOTAL	3,201,078
	CANADIAN DOLLAR—1.1%
	Sovereign—1.1%
145,000	Canada, Government of, 1.500%, 6/1/2023	117,203
555,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	592,053
	TOTAL	709,256
	EGYPTIAN POUND—0.2%
	Sovereign—0.2%
2,250,000	Egypt, Government of, Unsecd. Note, Series 7YR, 14.556%, 10/13/2027	143,190
	EURO—16.8%
	Consumer Products—0.4%
190,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	265,065
	Oil & Gas—1.1%
600,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	710,695
	Sovereign—15.3%
110,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	136,842
230,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	286,714
495,000	France, Government of, 0.500%, 5/25/2025	608,880
220,000	France, Government of, 2.750%, 10/25/2027	311,532
300,000	France, Government of, 4.250%, 10/25/2023	392,103
400,000	France, Government of, Bond, 4.500%, 4/25/2041	834,725
370,000	France, Government of, O.A.T., 5.500%, 4/25/2029	633,563
200,000	Germany, Government of, 2.500%, 7/4/2044	375,836
410,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	808,929
55,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	68,365
400,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	482,859
540,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	694,759
385,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	593,004
340,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	431,972

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
$140,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	$221,280
240,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	293,782
100,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	155,017
600,000	Spain, Government of, 4.200%, 1/31/2037	1,075,765
400,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	519,674
485,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	663,981
25,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	32,597
90,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	114,391
	TOTAL	9,736,570
	JAPANESE YEN—6.8%
	Sovereign—6.8%
106,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,122,965
170,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,781,064
123,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,415,425
	TOTAL	4,319,454
	POLISH ZLOTY—0.2%
	Sovereign—0.2%
350,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	97,128
	TOTAL BONDS (IDENTIFIED COST $19,786,208)	20,127,046
	REPURCHASE AGREEMENTS—8.1%
5,171,000	Interest in $2,500,000,000 joint repurchase agreement, 0.05% dated 8/31/2021 under which BOFA Securities, Inc. will repurchase the securities provided as collateral for $2,500,003,472 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency with various maturities to 4/20/2071 and the market value of those underlying securities was $2,552,512,095.	5,171,000
	PURCHASED CALL OPTION—0.0%
	Foreign Currency—0.0%
100,000	GBP CALL/USD PUT, HSBC, Notional Amount $100,000, Exercise Price $1.371, Expiration Date 9/3/2021	575
100,000	EUR CALL/USD PUT, HSBC, Notional Amount $100,000, Exercise Price $1.175, Expiration Date 9/3/2021	701
100,000	AUD CALL/USD PUT, BNP, Notional Amount $100,000, Exercise Price $0.721, Expiration Date 9/3/2021	1,090
2,400,000	EUR CALL/USD PUT, JPMorgan, Notional Amount $2,400,000, Exercise Price $1.230, Expiration Date 9/16/2021	4
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $12,767)	2,370
	PURCHASED PUT OPTION—0.0%
	Foreign Currency—0.0%
100,000	USD PUT/CAD CALL, BNP, Notional Amount $100,000, Exercise Price $1.275, Expiration Date 9/3/2021 (IDENTIFIED COST $339)	1,087
	INVESTMENT COMPANY—57.7%
3,573,606	Emerging Markets Core Fund (IDENTIFIED COST $36,891,983)	36,736,665
	TOTAL INVESTMENT IN SECURITIES—97.4% (IDENTIFIED COST $61,862,297)	62,038,168
	OTHER ASSETS AND LIABILITIES - NET—2.6%[1]	1,671,662
	TOTAL NET ASSETS—100%	$63,709,830

At August 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
[2]United States Treasury Notes 10 Year	13	$1,734,891	December 2021	$(2,366)
The average notional value of long futures and short futures contracts held by the Fund throughout the period was $2,459,229 and $586,497, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollar
Put Option:
2JPMorgan	EUR PUT/USD CALL	$2,400,000	9/16/2021	$1.185	$(16,853)
(PREMIUM RECEIVED $12,073)					$(16,853)
The average market value of purchased options and written options held by the Fund throughout the period was $38,018 and $22,308, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/7/2021	Bank of America	$37,500	51,591 AUD	$(243)
9/7/2021	Bank of America	$37,500	47,448 CAD	$(108)
9/7/2021	JPMorgan	$25,000	21,235 EUR	$(77)
9/7/2021	JPMorgan	$25,000	18,188 GBP	$(7)
10/29/2021	Bank of America	820,000 AUD	$603,989	$(3,923)
10/29/2021	Bank of America	550,000 GBP	$756,335	$(73)
10/29/2021	Bank of America	800,000 GBP	$1,109,428	$(9,411)
10/29/2021	Bank of America	500,000 PEN	$126,537	$(4,383)
10/29/2021	Bank of America	$409,091	508,457 CAD	$6,119
10/29/2021	Bank of America	$1,050,000	1,315,474 CAD	$7,436
10/29/2021	Bank of America	$1,090,909	1,360,991 CAD	$12,271
10/29/2021	Bank of America	$553,846	2,133,373 PLN	$(3,195)
10/29/2021	Bank of America	$1,200,000	4,693,105 PLN	$(25,408)
10/29/2021	Barclays	1,200,000 GBP	$1,662,547	$(12,521)
10/29/2021	BNP Paribas	1,500,000 BRL	$282,229	$5,359
10/29/2021	Citibank	2,300,000 AUD	184,264,040 JPY	$7,395
10/29/2021	Credit Agricole	230,000,000 CLP	$293,296	$3,223
10/29/2021	Credit Agricole	22,200,000 RUB	$293,075	$6,918
10/29/2021	HSBC	$550,000	687,877 CAD	$4,831
10/29/2021	JPMorgan	1,600,000 BRL	$291,508	$15,253
10/29/2021	JPMorgan	450,000,000 COP	$116,006	$3,009
10/29/2021	JPMorgan	240,000 GBP	$331,390	$(1,384)
10/29/2021	JPMorgan	$1,600,000	176,296,608 JPY	$(3,260)
10/29/2021	Morgan Stanley	$1,246,154	4,785,983 PLN	$(3,505)
10/29/2021	State Street	250,000 EUR	370,329 CAD	$2,031
10/29/2021	State Street	1,740,000 EUR	$2,049,958	$6,937
12/9/2021	Barclays	6,870,000 INR	$92,277	$889
12/9/2021	JPMorgan	63,402 AUD	$48,825	$(2,420)
12/9/2021	JPMorgan	47,670 EUR	$56,582	$(182)
12/9/2021	JPMorgan	1,008,231 MXN	$49,182	$347
12/9/2021	Morgan Stanley	51,500 EUR	$63,009	$(2,078)
12/9/2021	Morgan Stanley	1,326,000,000 IDR	$91,392	$777

Settlement Date	Counterparty	Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
12/16/2021	BNP Paribas	2,500,000 CNY	$379,605	$4,124
12/21/2021	Bank of America	46,925 GBP	$65,118	$(589)
12/21/2021	Citibank	80,461 CAD	$66,577	$(2,811)
Contracts Sold:
10/29/2021	Bank of America	800,000 GBP	$1,110,409	$10,392
10/29/2021	Bank of America	$1,500,000	1,884,060 CAD	$(6,810)
10/29/2021	Barclays	240,000 GBP	$332,958	$2,953
10/29/2021	BNP Paribas	$700,000	14,279,816 MXN	$5,228
10/29/2021	Citibank	$1,600,000	175,341,024 JPY	$(5,430)
10/29/2021	Citibank	$1,800,000	6,979,262 PLN	$22,342
10/29/2021	Citibank	$1,200,000	4,654,006 PLN	$15,198
10/29/2021	Credit Agricole	$3,135,000	345,641,588 JPY	$8,302
10/29/2021	HSBC	500,000 PEN	$123,035	$880
10/29/2021	JPMorgan	2,300,000 AUD	181,731,487 JPY	$(30,426)
10/29/2021	JPMorgan	1,500,000 BRL	$282,367	$(5,221)
10/29/2021	JPMorgan	240,000 GBP	$332,213	$2,207
10/29/2021	JPMorgan	$1,600,000	2,003,364 CAD	$(12,256)
10/29/2021	Morgan Stanley	22,200,000 RUB	$296,024	$(3,969)
10/29/2021	Morgan Stanley	$300,000	387,361 CAD	$6,999
10/29/2021	State Street	250,000 EUR	370,771 CAD	$(1,680)
12/16/2021	BNP Paribas	2,500,000 CNY	$383,218	$(511)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$19,539
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $14,668,088 and $14,551,076, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and Value for Written Options are included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2020	$34,874,345
Purchases at Cost	27,912,703
Proceeds from Sales	(26,000,000)
Change in Unrealized Appreciation/Depreciation	$(760,262)
Net Realized Gain/(Loss)	$709,879
Value as of 8/31/2021	$36,736,665
Shares Held as of 8/31/2021	3,573,606
Dividend Income	$2,059,909
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1
Assets, other than investments in securities, less liabilities.
2
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$20,127,046	$—	$20,127,046
Purchased Call Option	—	2,370	—	2,370
Purchased Put Option	—	1,087	—	1,087
Repurchase Agreement	—	5,171,000	—	5,171,000
Investment Company	36,736,665	—	—	36,736,665
TOTAL SECURITIES	$36,736,665	$25,301,503	$—	$62,038,168
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$161,420	$—	$161,420
Liabilities
Futures Contracts	(2,366)	—	—	(2,366)
Written Put Options	(16,853)	—	—	(16,853)
Foreign Exchange Contracts	—	(141,881)	—	(141,881)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(19,219)	$19,539	$—	$320
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RUB	—Russian Ruble
USD	—United States Dollar